Accumulated Other Comprehensive Loss (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of accumulated other comprehensive loss [Abstract]
Change in fair value on equity investments designated as FVTOCI	$ 24,355	$ 23,043
Share of other comprehensive loss in associate	1,380	494
Currency translation adjustment	17,508	(21,584)
Balance, end of the period	$ 43,243	$ 1,953